SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Volatility factor (monthly)	155.52%	175.34%
Expected life of options	3 years	3 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	1.02%	0.16%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	4.66%	1.00%